Land Use Rights - Schedule of Amortization Expense Related to Land Use Rights (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 5
2019	5
2020	5
2021	5
2022	5
Thereafter	1,547
Total	$ 1,572	$ 1,509